Note 7 - Investment in Joint Venture - Investment in Joint Venture (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Balance at the beginning of year	$ 1,388,352
Funding		$ 151,700
Share of losses	(5,063)	(12,290)
Foreign currency translation adjustments	(272,279)	(120,236)
Balance at the end of year	1,073,514	1,388,352
Current Assets			$ 10,122,042	$ 6,864,164
Non-Current Assets			59,303,708	61,410,963
Total assets			69,425,750	68,275,127
Current Liabilities			(3,056,674)	(1,812,693)
Total liabilities			(3,918,541)	(2,629,387)
Total	1,388,352	1,388,352	1,073,514	1,388,352
Due to joint venture			(26,621)	(34,283)
Boa Vista Gold Inc. [member]
Statement Line Items [Line Items]
Balance at the beginning of year	1,388,352	1,388,080
Funding		151,700
Share of losses	(5,063)	(12,290)
Foreign currency translation adjustments	(309,775)	(139,138)
Balance at the end of year	$ 1,073,514	$ 1,388,352
Current Assets			93,638	121,403
Non-Current Assets			1,199,069	1,550,339
Total assets			1,292,707	1,671,742
Current Liabilities			(29,272)	(37,695)
Total liabilities			(29,272)	(37,695)
Net assets			1,263,435	1,634,047
Ownership interest	84.05%	84.05%
Proportion of the Company's ownership interest			1,061,917	1,373,417
Foreign currency translation adjustments			11,597	14,935
Total	$ 1,073,514	$ 1,388,080	1,073,514	1,388,352
Due to joint venture			(26,621)	(34,283)
Carrying value of interests in joint venture			$ 1,046,893	$ 1,354,069